Financial instruments - Fair value - Level 2 instruments, maturity (Details) - Level 2 - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 45,635	$ 99,720
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	15,038	65,034
1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	5,808	17,771
3-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	4,330	5,537
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 20,459	$ 11,378